 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253

Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)

525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: Various - 9/30 and 7/31

Date of reporting period: 07/01/10 - 06/30/11

Item 1. Proxy Voting Record

================ WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND ================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage C&B Large Cap
Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form
N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number
811-09689, Filing Date: August 30, 2011).

================ WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND =================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage C&B Large Cap
Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo
Advantage Disciplined Value Portfolio, Wells Fargo Advantage Equity Value Portfolio,
Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage Diversified Large Cap
Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells
Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Small Cap Index
Portfolio, Wells Fargo Advantage Small Cap Value Portfolio, Wells Fargo Advantage
Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio,
Wells Fargo Advantage International Equity Portfolio, Wells Fargo Advantage
International Growth Portfolio, Wells Fargo Advantage International Index Portfolio
and Wells Fargo Advantage International Value Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website
(www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master
Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 30, 2011).

=============== WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND ===============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage Emerging Growth
Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage
Small Cap Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio
and Wells Fargo Advantage Small Company Value Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website
(www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master
Trust (CIK #0001087961, File Number 811-09689, filing Date: August 30, 2011).

================== WELLS FARGO ADVANTAGE EMERGING GROWTH FUND ==================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Emerging Growth
Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number
811-09689, Filing Date: August 30, 2011).

=================== WELLS FARGO ADVANTAGE EQUITY INCOME FUND ===================

On July 16, 2010, the Wells Fargo Advantage Equity Income Fund was reorganized into the Wells Fargo Advantage Disciplined Value Fund. The Wells Fargo Advantage
Disciplined Value Fund's proxy voting record for the twelve-month period ended
June 30, 2011 is disclosed on the Fund's Form N-PX filed on August 30, 2011. The
Fund's CIK number is 0001081400 and its Form N-PX file number is 333-74295.

The Fund was a feeder fund in a master/feeder structure and as such held shares of the following master portfolio: the Wells Fargo Advantage Disciplined Value
Portfolio. Voting records for the master portfolio in which the Fund invests canbe found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689,
Filing Date: August 30, 2011).

=================== WELLS FARGO ADVANTAGE EQUITY VALUE FUND ====================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Equity Value
Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number
811-09689, Filing Date: August 30, 2011).

=================== WELLS FARGO ADVANTAGE GROWTH EQUITY FUND ===================

On July 16, 2010, the Wells Fargo Advantage Growth Equity Fund was reorganized into the Wells Fargo Advantage Diversified Equity Fund. The Wells Fargo Advantage
Diversified Equity Fund's proxy voting record for the twelve-month period ended
June 30, 2011 is disclosed on the Fund's Form N-PX filed on August 30, 2011. The
Fund's CIK number is 0001081400 and its Form N-PX file number is 333-74295.

The Fund was a feeder fund in a master/feeder structure and as such held shares of the following master portfolios: the Wells Fargo Advantage Disciplined Growth
Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells
Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Small Cap Index
Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo
Advantage Small Company Value Portfolio, Wells Fargo Advantage Strategic Small Cap
Value Portfolio, Wells Fargo Advantage International Core Portfolio, Wells Fargo
Advantage International Growth Portfolio, Wells Fargo Advantage International Index
Portfolio and Wells Fargo Advantage Internatioanl Value Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo
Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 30, 2011).

======================= WELLS FARGO ADVANTAGE INDEX FUND =======================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Index Portfolio.
Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689,
Filing Date: August 30, 2011).

============== WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND ===============

On July 16, 2010, the Wells Fargo Advantage Large Cap Appreciation Fund was
reorganized into the Wells Fargo Advantage Capital Growth Fund. The Wells Fargo
Advantage  Capital Growth Fund's proxy voting record for the twelve-month period ended June 30, 2011 is disclosed on the Fund's Form N-PX filed on August 30, 2011.
The Fund's CIK number is 0001081400 and its Form N-PX file number is 333-74295.

The Fund was a feeder fund in a master/feeder structure and as such held shares of the following master portfolio: the Wells Fargo Advantage Large Cap
Appreciation Portfolio. Voting records for the master portfolio in which the
Fund invests can be found on the SEC's website (www.sec.gov) by accessing the
Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File
Number 811-09689, Filing Date: August 30, 2011).

=============== WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND ================

On July 16, 2010, the Wells Fargo Advantage Large Company Growth Fund was
reorganized into the Wells Fargo Advantage Premier Large Company Growth Fund.
The Wells Fargo Advantage Premier Large Company Growth Fund's proxy voting record for the twelve-month period ended June 30, 2011 is disclosed on the Fund's Form
N-PX filed on August 30, 2011. The Fund's CIK number is 0001081400 and its Form
N-PX file number is 333-74295.

The Fund was a feeder fund in a master/feeder structure and as such held shares of the following master portfolio: the Wells Fargo Advantage Diversified
Large Cap Growth Portfolio (formerly known as Wells Fargo Advantage Large
Company Growth Portfolio). Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form
N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number
811-09689, Filing Date: August 30, 2010).

================ WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND ================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage International Value
Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689,
Filing Date: August 30, 2011).

=============== WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND ================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Small Company
Growth Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form
N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number
811-09689, Filing Date: August 30, 2011).

================ WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND ================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Small Company Value
Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689,
Filing Date: August 30, 2011).

========== END NPX REPORT

SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE
REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE
UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND
EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 30, 2011

*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF
ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.